Schedule of related party balances (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Feb. 25, 2022 USD ($)	Feb. 25, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	May 01, 2019 SGD ($)
Related Party Transaction [Line Items]
Unsecured, interest-free loan		$ 870,728
Loans and Leases Receivable, Related Parties		0			$ 870,728
Revolving loan						$ 2,000,000.0
Working capital	$ (2,109,858)	(2,828,054)
Renovation project			$ 2,699,381	$ 3,618,250
Related party transaction, amounts of transaction	2,302,197	3,085,865
Performance obligations	77,520	103,908
Recognized revenue	2,224,676	2,981,957
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Working capital	$ 1,708,478	$ 2,290,044